EARNINGS PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	$ 0	$ 0	$ 0
Net income used for the computation of diluted earnings per share	$ 1,573	$ 3,055	$ 1,269
Weighted average number of shares used in the computation of basic earnings per share	855	853	849
Additional shares from the assumed exercise of employee stock options and unvested RSU's	5	3	1
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	4	2	0
Weighted average number of shares used in the computation of diluted earnings per share	864	858	850
Net income attributable to ordinary shareholders	$ 1,573	$ 3,055	$ 1,269
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	1,016	957
Treasury, shares	108	105